Summary of Significant Accounting Policies Revenue Recognition Policy (Details) - MidAmerican Energy Company [Member] - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Unbilled revenue receivable	$ 138	$ 131
Adjustment clause accounts receivable (payable)	$ 17	$ 25